STANDBY EQUITY PURCHASE AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Standby Equity Purchase Agreement

NOTE 13. STANDBY EQUITY PURCHASE AGREEMENT

On May 30, 2025, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (the “SEPA Investor”), pursuant to which the Company has the right, but not the obligation, to sell to the Investor up to $100,000,000 of its Common Stock, subject to the terms and conditions set forth in the SEPA. The Company may, from time to time in its discretion, direct the SEPA Investor to purchase shares of Common Stock by delivering an advance notice (an “Advance”). The purchase price for shares sold pursuant to an Advance is generally equal to 97% of the lowest VWAP of the Company’s Common Stock during a specified pricing period, subject to a minimum acceptable price established by the Company.

The SEPA became effective in July 2025 following the effectiveness of a registration statement covering the resale of shares issuable under the SEPA. The Company’s stockholders approved the issuance of shares in excess of applicable exchange limitations at the Company’s 2025 annual meeting. The SEPA contains customary conditions and limitations, including a restriction that the SEPA Investor may not beneficially own more than 4.99% of the Company’s outstanding common stock at any time. The SEPA will terminate upon the earlier of (i) May 30, 2028 or (ii) the date on which the SEPA Investor has purchased shares equal to the $100,000,000 commitment amount, unless earlier terminated by the Company in accordance with its terms.

The net proceeds payable to the Company under the SEPA will depend on the frequency and prices at which Common Stock is sold. Unless otherwise agreed by the parties, the Company is required to use any proceeds received under the SEPA to pay outstanding principal and interest under the 2025 YA Debentures issued by the SEPA Investor during 2025. After the December 2025 YA Debenture is paid in full, the Company expects that proceeds received from such sales will be used primarily for working capital and general corporate purposes and for purposes of implementing its business plan focused on building a stable foundation for the future business.

The SEPA is accounted for as a liability at fair value under ASC 815, Derivatives and Hedging, as it includes an embedded put option and an embedded forward contract that do not meet the indexed to equity and the equity classification scope exception. The put option is recognized at inception, and the forward option is recognized upon issuance of notice for the sale of the Company's Common Stock. The fair value of the derivative liability related to the embedded put option is included within SEPA liability on the condensed consolidated balance sheet, and was estimated at $2,582,724 at inception of the agreement, with changes in fair value each reporting period recognized within change in fair value of SEPA liability on the condensed consolidated statements of operations and comprehensive loss.

As consideration for the SEPA Investor’s commitment to purchase the shares of Common Stock pursuant to the SEPA, the Company incurred (i) a structuring fee payable to the SEPA Investor in the amount of $25,000, (ii) a commitment fee payable to the SEPA Investor in Common Stock in an amount equal to 1% of the Commitment Amount, or $1,000,000, to be paid 50% on execution of the SEPA and 50% 90 days following the date of the SEPA and (iii) legal expenses of $50,000 related to the issuance of the SEPA.

During the three months ended March 31, 2026, the Company sold 11,019,981 shares of Common Stock under the SEPA for aggregate proceeds of approximately $2,172,771. Of these proceeds, $1,621,071 was used to repay a portion of the outstanding principal balance of the December 2025 YA Debenture and $551,699 was applied to accrued interest on the December 2025 YA Debenture.

As of March 31, 2026, the Company had issued approximately 3,300,000 shares of Common Stock to the investor in connection with prior advance notices under the SEPA for which proceeds had not yet been received, as the investor was unable to sell such shares due to minimum acceptable price provisions, which remained subject to settlement in connection with future advance notices.

From March 31, 2026 through the date of issuance of this Quarterly Report, the Company settled the 3,300,000 shares of Common Stock described above and issued an additional 14,732,123 shares of Common Stock under the SEPA, generating gross proceeds of approximately $3,004,244. Of these proceeds, $2,781,167 was used to repay a portion of the outstanding principal balance of the December 2025 YA Debenture, $173,362 was applied to accrued interest on the December 2025 YA Debenture and $49,715 was retained by the Company.

NOTE 12. STANDBY EQUITY PURCHASE AGREEMENT

On May 30, 2025, the Company entered into the Standby Equity Purchase Agreement (as it may be amended from time to time, the “SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited company (together with its successors or assigns, the “SEPA Investor”) pursuant to which the Company has the right to sell to the SEPA Investor up to $100,000,000 of Common Stock (the “Commitment Amount”), subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA. The Company also agreed to register the resale of shares of Common Stock issued to the SEPA Investor pursuant to the SEPA. Sales of the shares of Common Stock to the SEPA Investor under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of Common Stock to the SEPA Investor under the SEPA.

Upon the satisfaction of the conditions to the SEPA Investor’s purchase obligation set forth in the SEPA, including having a registration statement registering the resale of the shares of Common Stock issuable under the SEPA declared effective by the SEC, which occurred on July 24, 2025, the Company will have the right, but not the obligation, from time to time at its discretion, to direct the SEPA Investor to purchase a specified number of shares of Common Stock (an “Advance”) by delivering written notice to the SEPA Investor (an “Advance

Notice”). On July 24, 2025, a registration statement was declared effective by the SEC allowing the SEPA Investor to resell up to 4,008,017 shares of Common Stock. On September 23, 2025, a registration statement was declared effective by the SEC allowing the SEPA Investor to resell up to another 6,012,025 shares of Common Stock. On December 19, 2025, a registration statement was declared effective by the SEC allowing the SEPA Investor to resell up to another 26,052,105 shares of Common Stock. While there is no mandatory minimum amount for any Advance, it may not exceed 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an Advance Notice.

The shares of Common Stock purchased pursuant to an Advance will be purchased at a price equal to 97% of the lowest daily VWAP of the shares of Common Stock during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day, in which cases the size of the Advance may be reduced to account for such day(s) in which the daily VWAP is less than the applicable minimum acceptable price or there is no VWAP. The Company may establish a minimum acceptable price in each Advance Notice below which it will not be obligated to make any sales to the SEPA Investor.

Under applicable NYSE American rules and the terms of the SEPA, in no event may the Company issue to the SEPA Investor under the SEPA shares of Common Stock equal to greater than 19.99% of the shares of Common Stock outstanding immediately prior to the execution of the SEPA (the “SEPA Share Cap”), unless (i) the Company obtains stockholder approval to issue shares of Common Stock in excess of the SEPA Share Cap in accordance with applicable NYSE American rules, or (ii) the average price per share paid by the SEPA Investor for all of the shares of Common Stock that the Company directs the SEPA Investor to purchase from it pursuant to the SEPA, if any, equals or exceeds the lower of (a) the official closing price of the Common Stock on NYSE American immediately preceding the execution of the SEPA and (b) the average official closing price of the Common Stock on NYSE American for the five consecutive trading days immediately preceding the execution of the SEPA. On July 9, 2025, at the 2025 Annual Meeting, the Company's stockholders approved the issuance of shares pursuant to the SEPA in excess of the SEPA Share Cap. Moreover, in accordance with terms of the SEPA, the Company may not issue or sell any shares of Common Stock to the SEPA Investor under the SEPA which, when aggregated with all other shares of Common Stock then beneficially owned by the SEPA Investor and its affiliates (as calculated pursuant to Section 13(d) of the Exchange Act and Rule 13d-3 thereunder), would result in the SEPA Investor beneficially owning more than 4.99% of the then outstanding shares of Common Stock.

Actual sales of shares of Common Stock to the SEPA Investor under the SEPA will depend on a variety of factors to be determined by the Company from time to time, which may include, among other things, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for its business and operations.

The SEPA will automatically terminate on the earlier of (i) the 36-month anniversary of the date of the SEPA and (ii) the date on which the SEPA Investor shall have made payment of Advances pursuant to the SEPA for Common Stock equal to the Commitment Amount. The Company has the right to terminate the SEPA at no cost or penalty upon five (5) trading days’ prior written notice to the SEPA Investor, provided that (i) there are no outstanding Advance Notices for which shares of Common Stock need to be issued and (ii) the Company has paid all amounts owed to the SEPA Investor pursuant to the SEPA.

The net proceeds payable to the Company under the SEPA will depend on the frequency and prices at which Common Stock is sold. The Company was required to use any proceeds received under the SEPA to pay outstanding principal and interest under the Yorkville Promissory Note (as defined and described in Note 8) until the Yorkville Promissory Note was paid in its entirety. The Yorkville Promissory Note was repaid in full. However, all proceeds received by the Company under its SEPA are required to be applied to the repayment of the December 2025 Yorkville Promissory Note until it is paid in full (as defined and described in Note 8). After the December 2025 Yorkville Promissory Note is paid in full, the Company expects that proceeds received from such sales will be used primarily for working capital and general corporate purposes and for purposes of implementing its business plan focused on building a stable foundation for the future business.

Joseph Gunnar & Co., LLC acted as the sole placement agent for the private placement.

The SEPA is accounted for as a liability at fair value under ASC 815, Derivatives and Hedging, as it includes an embedded put option and an embedded forward contract that do not meet the indexed to equity and the equity classification scope exception. The put option is recognized at inception, and the forward option is recognized upon issuance of notice for the sale of the Company's Common Stock. The fair value of the derivative liability related to the embedded put option is included within SEPA liability on the consolidated balance sheet, and was estimated at $2,582,724 at inception of the agreement, with changes in fair value each reporting period recognized within change in fair value of SEPA liability on the consolidated statements of operations.

As consideration for the SEPA Investor’s commitment to purchase the shares of Common Stock pursuant to the SEPA, the Company incurred (i) a structuring fee payable to the SEPA Investor in the amount of $25,000, (ii) a commitment fee payable to the SEPA Investor in Common Stock in an amount equal to 1% of the Commitment Amount, or $1,000,000, to be paid 50% on execution of the SEPA and 50% 90 days following the date of the SEPA and (iii) legal expenses of $50,000 related to the issuance of the SEPA. Such fees are included within SEPA fees and issuance costs on the consolidated statements of operations for the year ended December 31, 2025 and SEPA liability on the consolidated balance sheet as of June 30, 2025. The 50% portion of the commitment fee payable that was owed at execution of the SEPA resulted in the issuance of 267,059 shares of Common Stock to the SEPA Investor during the second quarter of 2025. Additionally, on July 15, 2025, the Company issued the remaining 267,059 shares of Common Stock to the SEPA Investor.

As a result of the February 2026 Offering, the Company's use of the SEPA is subject to limitations set forth in the February 2026 Offering Purchase Agreement for a period of six months.

During the year ended December 31, 2025, the Company sold 9,485,923 shares of Common Stock under the SEPA for aggregate gross proceeds of approximately $21,937,886, before deducting cash fees and expenses of approximately $1,072,287. Of the total gross proceeds, approximately $1,261,880 was used to pay the outstanding principal and accrued interest under the YA Debenture.

From December 31, 2025 through the date of issuance of this Annual Report, the Company issued an additional 14,319,981 shares of Common Stock under the SEPA, generating gross proceeds of approximately $2,172,770 and the SEPA Investor holding 3,300,000 shares for future advances. Of these proceeds, $1,621,071 was used to repay a portion of the outstanding principal balance of the December 2025 YA Debenture, and $551,699 was applied to accrued interest on the December 2025 YA Debenture.